Consolidated Statement of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (26,921)	$ (38,861)	$ (56,602)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(262)	(1,456)	507
Other comprehensive income (loss), net of tax of nil	(262)	(1,456)	507
Comprehensive loss	(27,183)	(40,317)	(56,095)
Less: comprehensive (loss) income attributable to noncontrolling interest	18	76	(10)
Comprehensive loss attributable to Borqs Technologies, Inc.	$ (27,201)	$ (40,393)	$ (56,085)